Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (1,400,801)	$ 142,395	$ 3,295,257
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	614,558	685,674	657,107
Amortization	28,780	73,726	58,778
Stock-based compensation	29,400	49,000	59,600
Credit loss expense (reversal)	101,257	(41,720)
Bad debt expenses	276,217	89,425	430,708
Impairment loss on long-term investment	1,155,411
Deferred tax expenses	(494,807)	(307,278)	(64,606)
Gains on disposal of fixed assets	(1,264)		(2,557)
Foreign currency transaction gains	(265,960)	(98,353)	(644,118)
Changes in operating assets and liabilities:
Accounts receivable	(6,436,584)	6,134,515	(3,840,784)
Notes receivable	(484,090)	(153,248)	(6,501,994)
Inventories	(1,089,484)	4,337,744	(2,545,634)
Advances to suppliers, net	1,368,014	(1,485,013)	1,103,735
Advances to suppliers, net – related party	673,772	(674,539)
Other receivables	(386,710)	(523,082)	380,277
Other noncurrent assets	(80,688)	14,596	(261,810)
Accounts payable	836,240	(5,376,754)	3,984,378
Accrued expenses and other current liabilities	870,189	126,976	226,934
Notes payable	(2,960,139)	11,339,061	1,135,639
Advances from customers	(211,080)	(1,938,570)	(912,997)
Tax payable	(622,905)	(511,162)	994,361
Deferred government grants		1,110,448
Net cash (used in) provided by operating activities	(8,480,674)	12,993,841	(2,447,726)
Cash Flows from Investing Activities:
Placement of time deposits	(262,709)
Purchases of property, plant and equipment	(1,457,008)	(308,631)	(157,571)
Purchases of land-use-right			(3,440,489)
Acquisition of CIP	(6,395,450)	(2,759,262)
Prepayments for acquisition of CIP	(6,873,913)
Proceeds from disposition of property, plant and equipment	16,441		4,015
Net cash used in investing activities	(14,972,639)	(3,067,893)	(3,594,045)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	4,068,901	1,217,377	5,588,190
Repayments on short-term borrowings	(1,215,993)	(4,499,422)	(12,982,576)
Proceeds from long-term borrowings	10,186,482	2,762,239	5,639,913
Repayments on long-term borrowings	(2,222,530)	(8,274,225)	(9,389,931)
Proceeds from stock offering, net of offering costs			23,010,000
Proceeds from related parties			6,858,500
Repayments to related parties	(48,527)	(20,821)	(7,142,055)
Net cash provided by(used in) financing activities	10,768,333	(8,814,852)	11,582,041
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(218,720)	456,156	878,178
Net (decrease) increase in cash and cash equivalents and restricted cash	(12,903,700)	1,567,252	6,418,448
Cash and cash equivalents and restricted cash at the beginning of year	22,528,945	20,961,693	14,543,245
Cash and cash equivalents and restricted cash at the end of year	9,625,245	22,528,945	20,961,693
Supplemental disclosures of cash flows information:
Cash paid for income taxes	3,228,966	328,428	25,773
Cash paid for interest	195,369	176,023	442,748
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same amounts shown in the Consolidated Statements of Cash Flows:
Cash and cash equivalents	6,483,489	18,118,456	20,192,460
Restricted cash	3,141,756	4,410,489	769,233
Cash and cash equivalents and restricted cash at the end of year	$ 9,625,245	$ 22,528,945	$ 20,961,693